Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Bonds per Currency - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Liabilities At Amortised Cost [Abstract]
Mortgage bonds in UF	$ 65,781	$ 74,431
Total mortgage bonds	$ 65,781	$ 74,431